Quarterly Holdings Report
for
Fidelity® Diversified International Fund
July 31, 2022
DIF-NPRT3-0922
1.804871.118
Common Stocks - 94.2%
	Shares	Value ($)
Australia - 0.5%
Aristocrat Leisure Ltd.	1,024,503	25,559,363
Lynas Rare Earths Ltd. (a)	3,883,677	23,882,057
TOTAL AUSTRALIA		49,441,420
Bailiwick of Jersey - 2.7%
Experian PLC	1,286,432	45,040,926
Ferguson PLC	691,632	86,669,526
Glencore Xstrata PLC	14,742,431	83,555,698
WPP PLC	4,590,464	49,542,095
TOTAL BAILIWICK OF JERSEY		264,808,245
Belgium - 0.9%
KBC Group NV	1,716,042	89,881,139
Bermuda - 0.5%
Hiscox Ltd.	4,205,856	45,718,003
Canada - 5.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	333,200	14,886,082
Canadian Natural Resources Ltd.	2,629,647	145,205,060
Canadian Pacific Railway Ltd.	311,748	24,587,565
Constellation Software, Inc.	52,911	90,007,580
Fairfax India Holdings Corp. (a)(b)	1,517,900	16,165,635
First Quantum Minerals Ltd.	2,033,979	37,167,708
Franco-Nevada Corp.	391,632	50,147,124
GFL Environmental, Inc. (c)	1,212,215	33,517,745
Imperial Oil Ltd.	733,795	35,166,920
Thomson Reuters Corp.	346,157	38,869,170
Tourmaline Oil Corp.	1,563,505	97,957,914
TOTAL CANADA		583,678,503
Cayman Islands - 1.0%
Anta Sports Products Ltd.	2,998,712	32,986,252
GlobalFoundries, Inc.	510,365	26,273,590
Li Ning Co. Ltd.	4,575,743	37,072,734
TOTAL CAYMAN ISLANDS		96,332,576
China - 0.5%
Kweichow Moutai Co. Ltd. (A Shares)	171,955	48,398,283
Curacao - 0.7%
Schlumberger Ltd.	1,842,651	68,233,367
Denmark - 1.8%
Carlsberg A/S Series B	75,200	9,726,515
DSV A/S	684,958	115,416,109
GN Store Nord A/S	531,200	18,415,069
Novo Nordisk A/S Series B	323,409	37,668,694
TOTAL DENMARK		181,226,387
France - 9.2%
Air Liquide SA	142,463	19,586,157
AXA SA	1,324,133	30,511,380
BNP Paribas SA	2,123,248	100,317,792
Capgemini SA	667,155	126,383,820
Dassault Systemes SA	1,040,048	44,609,445
EssilorLuxottica SA	463,516	72,221,134
Legrand SA	717,396	58,732,284
LVMH Moet Hennessy Louis Vuitton SE	311,668	216,408,178
Pernod Ricard SA	556,379	108,895,931
Sartorius Stedim Biotech	90,543	36,053,379
Teleperformance	284,225	94,787,593
TOTAL FRANCE		908,507,093
Germany - 7.5%
adidas AG	57,002	9,860,867
Allianz SE	602,631	109,441,555
Bayer AG	748,936	43,685,627
Brenntag SE	384,011	26,974,903
Deutsche Borse AG	337,603	58,933,792
Deutsche Post AG	2,391,917	95,532,867
Hannover Reuck SE	314,013	44,385,585
Linde PLC	474,330	143,206,664
Merck KGaA	360,090	68,583,032
SAP SE	206,632	19,273,132
Siemens Healthineers AG (b)	1,162,913	59,591,922
Symrise AG	298,054	34,778,624
Synlab AG	743,076	14,050,025
Vonovia SE	269,048	8,964,632
TOTAL GERMANY		737,263,227
Greece - 0.1%
Piraeus Financial Holdings SA (a)	4,970,200	4,499,681
Hong Kong - 2.6%
AIA Group Ltd.	19,093,209	191,822,799
Chervon Holdings Ltd.	1,158,694	5,586,895
Hong Kong Exchanges and Clearing Ltd.	404,284	18,552,778
Techtronic Industries Co. Ltd.	3,658,584	40,597,953
TOTAL HONG KONG		256,560,425
India - 3.5%
Axis Bank Ltd.	2,654,400	24,360,497
HDFC Bank Ltd.	6,527,794	119,069,687
Housing Development Finance Corp. Ltd.	2,637,447	79,502,378
Kotak Mahindra Bank Ltd.	1,413,305	32,421,118
Reliance Industries Ltd.	2,979,546	94,655,301
TOTAL INDIA		350,008,981
Indonesia - 1.0%
PT Bank Central Asia Tbk	98,297,949	48,879,657
PT Bank Rakyat Indonesia (Persero) Tbk	165,708,681	48,916,014
TOTAL INDONESIA		97,795,671
Ireland - 2.1%
Aon PLC	256,525	74,659,036
Flutter Entertainment PLC (a)	91,598	9,178,173
ICON PLC (a)	230,829	55,687,496
Kingspan Group PLC (Ireland)	725,373	46,720,978
Ryanair Holdings PLC sponsored ADR (a)	328,500	23,980,500
TOTAL IRELAND		210,226,183
Isle of Man - 0.2%
Entain PLC (a)	1,418,892	20,879,076
Italy - 0.5%
FinecoBank SpA	3,052,246	37,715,336
Reply SpA	120,495	15,763,445
TOTAL ITALY		53,478,781
Japan - 16.5%
Daikin Industries Ltd.	243,516	42,707,430
FUJIFILM Holdings Corp.	1,364,533	77,944,900
Fujitsu Ltd.	277,581	37,213,164
Hitachi Ltd.	2,402,956	121,656,989
Hoya Corp.	1,836,300	183,981,917
Itochu Corp.	2,916,519	84,898,896
Keyence Corp.	256,731	101,753,323
Minebea Mitsumi, Inc.	4,608,979	82,906,892
Misumi Group, Inc.	1,723,428	42,875,980
NOF Corp.	169,441	6,704,275
Nomura Research Institute Ltd.	1,246,760	37,458,043
Olympus Corp.	1,875,746	40,145,043
ORIX Corp.	5,541,193	98,754,189
Persol Holdings Co. Ltd.	2,587,910	53,574,363
Recruit Holdings Co. Ltd.	2,266,245	84,696,505
Relo Group, Inc.	1,769,972	29,390,372
Seven & i Holdings Co. Ltd.	1,187,482	48,402,017
Shin-Etsu Chemical Co. Ltd.	854,753	109,488,972
SMC Corp.	169,736	83,652,115
Sony Group Corp.	1,481,729	125,692,037
TIS, Inc.	2,230,086	63,232,130
Tokyo Electron Ltd.	206,445	71,057,037
TOTAL JAPAN		1,628,186,589
Korea (South) - 0.9%
NAVER Corp.	99,090	19,747,913
Samsung Electronics Co. Ltd.	1,512,110	71,308,104
TOTAL KOREA (SOUTH)		91,056,017
Luxembourg - 1.0%
B&M European Value Retail SA	11,688,047	60,393,604
Eurofins Scientific SA	525,894	40,859,987
TOTAL LUXEMBOURG		101,253,591
Netherlands - 7.3%
Adyen BV (a)(b)	25,079	45,111,443
Airbus Group NV	824,944	88,946,879
Argenx SE (a)	88,019	32,153,474
ASML Holding NV	471,755	270,994,942
IMCD NV	513,870	81,826,290
NXP Semiconductors NV	449,203	82,599,448
Wolters Kluwer NV	1,115,224	120,820,357
TOTAL NETHERLANDS		722,452,833
New Zealand - 0.0%
EBOS Group Ltd.	83,664	2,078,919
Spain - 1.8%
Banco Santander SA (Spain)	7,579,901	18,963,944
CaixaBank SA	6,328,900	19,004,021
Cellnex Telecom SA (b)	1,646,134	73,630,153
Industria de Diseno Textil SA (c)	2,814,253	68,349,658
TOTAL SPAIN		179,947,776
Sweden - 2.4%
Hexagon AB (B Shares)	5,331,074	62,770,957
Indutrade AB	3,655,477	85,431,874
Investor AB (B Shares)	4,038,744	75,034,428
Kry International AB (a)(d)(e)	2,651	599,846
Nibe Industrier AB (B Shares)	591,744	5,927,805
Nordnet AB	796,574	10,656,574
TOTAL SWEDEN		240,421,484
Switzerland - 8.8%
Julius Baer Group Ltd.	413,515	21,382,879
Lonza Group AG	96,550	58,678,419
Nestle SA (Reg. S)	2,487,776	304,820,471
Roche Holding AG (participation certificate)	912,012	302,792,103
Sika AG	307,774	76,047,094
Sonova Holding AG	191,716	68,682,204
Zurich Insurance Group Ltd.	81,557	35,601,944
TOTAL SWITZERLAND		868,005,114
Taiwan - 1.1%
ECLAT Textile Co. Ltd.	654,000	8,912,961
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,093,276	96,733,060
TOTAL TAIWAN		105,646,021
United Kingdom - 8.4%
AstraZeneca PLC (United Kingdom)	679,008	89,317,588
BAE Systems PLC	4,890,716	45,966,594
Beazley PLC	1,531,000	10,105,329
Big Yellow Group PLC	1,710,472	29,682,932
Bridgepoint Group Holdings Ltd. (b)	3,524,867	10,946,087
Compass Group PLC	3,243,187	76,008,817
Diageo PLC	2,332,000	110,471,183
Harbour Energy PLC	4,485,450	20,003,239
JD Sports Fashion PLC	19,198,652	30,288,943
Lloyds Banking Group PLC	104,168,627	57,673,839
Prudential PLC	2,702,890	33,338,499
RELX PLC (Euronext N.V.)	5,309,759	156,998,458
Rentokil Initial PLC	10,878,699	71,831,665
S4 Capital PLC (a)	5,444,728	8,387,696
Smith & Nephew PLC	2,782,243	35,671,596
Standard Chartered PLC (United Kingdom)	2,922,673	20,145,087
Starling Bank Ltd. Series D (a)(d)(e)	8,636,400	24,800,048
TOTAL UNITED KINGDOM		831,637,600
United States of America - 4.8%
Alphabet, Inc. Class C (a)	305,360	35,617,190
Booking Holdings, Inc. (a)	12,907	24,983,951
IQVIA Holdings, Inc. (a)	211,333	50,776,980
Kosmos Energy Ltd. (a)	626,661	3,973,031
Marsh & McLennan Companies, Inc.	478,572	78,466,665
Marvell Technology, Inc.	1,286,101	71,610,104
MasterCard, Inc. Class A	164,693	58,266,736
NICE Ltd. sponsored ADR (a)	285,763	61,158,997
ResMed, Inc.	60,660	14,589,943
S&P Global, Inc.	206,623	77,882,407
TOTAL UNITED STATES OF AMERICA		477,326,004
TOTAL COMMON STOCKS (Cost $6,856,036,162)		9,314,948,989

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
Estonia - 0.1%
Bolt Technology OU Series E (d)(e)	79,275	12,520,486
United States of America - 0.3%
Wasabi Holdings, Inc. Series C (a)(d)(e)	2,976,172	26,636,739
TOTAL CONVERTIBLE PREFERRED STOCKS		39,157,225
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(d)(e)	15,316	3,465,577
TOTAL PREFERRED STOCKS (Cost $59,932,348)		42,622,802

Money Market Funds - 4.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	444,777,188	444,866,143
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	26,722,084	26,724,756
TOTAL MONEY MARKET FUNDS (Cost $471,589,942)		471,590,899

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $7,387,558,452)	9,829,162,690
NET OTHER ASSETS (LIABILITIES) - 0.6%	56,532,619
NET ASSETS - 100.0%	9,885,695,309

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $205,445,240 or 2.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,022,696 or 0.7% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	20,595,368
Kry International AB	5/14/21	1,151,345
Kry International AB Series E	5/14/21	7,002,062
Starling Bank Ltd. Series D	6/18/21	15,440,896
Wasabi Holdings, Inc. Series C	3/31/21	32,334,918

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	329,160,542	1,421,955,998	1,306,250,397	1,415,734	17,328	(17,328)	444,866,143	0.9%
Fidelity Securities Lending Cash Central Fund 2.01%	119,807,250	907,516,935	1,000,599,429	598,357	-	-	26,724,756	0.1%
Total	448,967,792	2,329,472,933	2,306,849,826	2,014,091	17,328	(17,328)	471,590,899

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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